Significant Contingent Liabilities and Unrecognized Commitments	12 Months Ended
Dec. 31, 2020
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Significant Contingent Liabilities and Unrecognized Commitments
37.	SIGNIFICANT CONTINGENT LIABILITIES AND UNRECOGNIZED COMMITMENTS

In addition to those disclosed in other notes, significant commitments and contingencies of the Group as of each balance sheet date were as follows:

a.	As of December 31, 2019 and 2020, unused letters of credit of the Group were approximately NT$394,000 thousand and NT$2,000 thousand (US$71 thousand), respectively.

b.
As of December 31, 2019 and 2020, the Group’s commitments to purchase property, plant and equipment were approximately NT$25,119,371 thousand and NT$32,627,411 thousand (US$1,161,945 thousand), respectively, of which NT$5,145,345 thousand and NT$1,968,779 thousand (US$70,113 thousand) had been prepaid, respectively. As of December 31, 2019 and 2020, the commitment that the Group has contracted for the construction related to our real estate business were approximately NT$1,393,859 thousand and NT$602,548 thousand (US$21,458 thousand), respectively.

c.
As of December 31, 2019 and 2020, letters of credits were provided to customs by banks for the importation of goods, and the banking facilities granted to the Group were approximately NT$952,001 thousand and NT$671,721 thousand (US$23,922 thousand), respectively.

d.
In consideration of corporate social responsibility for environmental protection, the board of directors of ASE, in December 2013, approved contributions to be made in the next 30 years, at a total amount of NT$3,000,000 thousand (US$106,838 thousand), at the minimum, to environmental protection efforts in Taiwan.